Stockholders' Equity/Deficit - Summary of RSU Activity (Detail) - Restricted Stock Units (RSUs) [Member] - Predecessor Company [Member] shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total RSUs, Beginning balance | shares	0
Total RSUs, Granted | shares	160
Total RSUs, Forfeited | shares	(15)
Total RSUs, Ending balance | shares	145
Weighted-Average Grant Date Fair Value per Share, Beginning balance | $ / shares	$ 0
Weighted-Average Grant Date Fair Value per Share, Granted | $ / shares	3.10
Weighted-Average Grant Date Fair Value per Share, Forfeited | $ / shares	3.10
Weighted-Average Grant Date Fair Value per Share, Ending balance | $ / shares	$ 3.10